Share-Based Payments - Schedule of the Total Share-Based Payment Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of the Total Share-Based Payment Expense [Abstract]
Performance Stock Units (PSUs)	40
Equity-settled Restricted Stock Units (RSUs)	366
Compound RSUs (in Shares)	96
Termination benefits (in Shares)	691
Total	$ 1,193